SHARE-BASED COMPENSATION (Details 3) (Restricted shares, USD $)	0 Months Ended	12 Months Ended
	Jul. 08, 2013	Dec. 31, 2013
Share-based compensation
Shares issued (in shares)	8,448,992	8,448,992
Number of ordinary shares
Granted (in shares)	8,448,992	8,448,992
Forfeited (in shares)		1,689,798
Outstanding at the end of the period (in shares)		6,759,194
Vested and expected to vest at the end of the period (in shares)		6,759,194
Weighted average grant date fair value
Granted (in dollars per share)		$ 0.24
Forfeited (in dollars per share)		$ 0.24
Outstanding at the end of the period (in dollars per share)		$ 0.24
Vested and expected to vest at the end of the period (in dollars per share)		$ 0.24
Vesting on each of June 1, 2014, 2015 and 2016, respectively
Share-based compensation
Vesting rights (as a percent)		60.00%
Vesting on June 1, 2014 and 2015
Share-based compensation
Vesting rights (as a percent)		40.00%
Vesting rights, subject to fiscal year revenue (as a percent)		50.00%
Vesting rights, based on EBIDTA (as a percent)		50.00%